Segment Information (Product Category Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Net sales	$ 1,344,777	$ 1,301,984	$ 1,254,456
Consumables and related revenues
Revenue from External Customer [Line Items]
Net sales	1,172,728	1,140,203	1,085,596
Instrumentation
Revenue from External Customer [Line Items]
Net sales	$ 172,049	$ 161,781	$ 168,860